Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) $ in Billions	Dec. 31, 2025 TWD ($)
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit	$ 0.2
Customs tax and electricity supply guarantee	1.5
Patent license agreements and development contracts of intellectual property, contract amount	4.4
Royalties and development fees not yet recognized	1.4
Construction contracts, amount	24.2
Construction contracts not yet recognized	$ 5.5